Purchase Price Allocation to Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified			1 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Oct. 29, 2012 Initial Allocation		Oct. 29, 2012 Final Allocation		May 15, 2013 Change
Recognized amounts of assets acquired and liabilities assumed:
Inventories			$ 43.3		$ 43.3
Other current assets, excluding cash acquired			3.3		3.3
Property and equipment			12.1		12.1
Other assets			0.3		0.3
Current liabilities			(19.5)		(19.5)
Other liabilities			(7.4)		(7.4)
Fair value of net assets acquired			32.1		32.1
Goodwill	26.8	24.6	24.6	[1]	23.2	[1]
Total consideration			56.7		55.3
Goodwill							(1.4)	[1]
Total consideration							$ (1.4)

[1]	None of the goodwill will be deductible for income tax purposes. The goodwill balance is recorded within other assets in the consolidated balance sheet.